Commitments and Contingencies Commitments and Contingencies (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Nov. 21, 2014
Commitments and Contingencies Disclosure [Abstract]
Operating Leases, Rent Expense, Net	$ 400,000
Contractual Obligation [Line Items]
2015	163,671,000
2016	168,714,000
2017	169,469,000
2018	161,590,000
2019	144,092,000
Thereafter	610,435,000
Total	1,417,971,000
Merger Agreement, Stock Conversion Ratio		2.04
Merger Agreement, Common Stock, Shares, Outstanding	20,473,024
Ground Lease
Contractual Obligation [Line Items]
2015	180,000
2016	180,000
2017	198,000
2018	198,000
2019	198,000
Thereafter	34,246,000
Total	$ 35,200,000